Other Noncurrent Assets	6 Months Ended
Jan. 31, 2026
Other Noncurrent Assets [Abstract]
OTHER NONCURRENT ASSETS

NOTE 9 — OTHER NONCURRENT ASSETS

As of January 31, 2026 and July 31, 2025, other noncurrent assets consist of the followings:

	As of
	January 31, 2026 (Unaudited)	July 31, 2025
Deposits	$2,781,742	$1,830,420
Long-term prepaid expense	1,620	6,640
Capitalized SaaS implementation cost	2,126,122	—
Other	7,363	21,353
Other noncurrent assets	$4,916,847	$1,858,413